GARTMORE MUTUAL FUNDS

Gartmore Micro Cap Equity Fund, Gartmore Convertible Fund, Gartmore Value Opportunities Fund, Gartmore High Yield Bond Fund, Gartmore Small Cap Growth Fund
Prospectus Supplement dated November 5, 2004
to Prospectus dated September 30, 2004

Gartmore Global Natural Resources Fund
Prospectus Supplement dated November 5, 2004
to Prospectus dated June 29, 2004

Gartmore U.S. Growth Leaders Long-Short Fund
Prospectus Supplement dated November 5, 2004
to Prospectus dated June 29, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

1.	The subsection entitled “Waiver of Class A sales charges” of the section entitled “Buying, Selling and Exchanging Fund Shares” in the Prospectuses for Gartmore Global Natural Resources Fund and Gartmore U.S. Growth Leaders Long-Short Fund is deleted in its entirety and replaced with the following:

Waiver of Class A sales charges

The Class A sales charges will be waived for the following purchasers:

o	Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
o	Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
o	Any person who pays for the shares with the proceeds of the Sales of Class D shares of a Gartmore Fund if the new Gartmore Fund purchased does not have Class D shares and Class A shares are purchased instead. To qualify for this specific sales charge waiver, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).
o	Retirement plans
o	Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
o	Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
o	Any investment advisory clients of GMF, GSACT and their affiliates.
o	Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).
o	Any endowment or non-profit organization.
o	Any life insurance company separate account registered as a unit investment trust.
o	Any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.
o	Any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

Additional information regarding investors eligible for sales charge waivers may be found in the SAI.

2.	At a meeting held on September 15, 2004, the Board of Trustees of Gartmore Mutual Funds called a special meeting of the shareholders of Gartmore Mutual Funds to take place on December 23, 2004 for the purposes of approving (a) the election of a Board of Trustees; and (b) the redomestication of Gartmore Mutual Funds into a Delaware statutory trust.

3.	The Exchange Fee table on page 36 of the Prospectus for Gartmore Micro Cap Equity Fund, Gartmore Convertible Fund, Gartmore Value Opportunities Fund, Gartmore High Yield Bond Fund and Gartmore Small Cap Growth Fund is amended deleted and replaced with the following:

		Minimum
		Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth Fund	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Mid Cap Growth Leaders Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5
Gartmore Convertible Fund	2.00%	5

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.